FINANCIAL INSTRUMENTS - SCHEDULE OF NOTIONAL AMOUNTS OF OUTSTANDING DERIVATIVE POSITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures
Derivative, Notional Amount, Terminated	$ 100,000
Derivative, Notional Amount, Restructured	200,000
Derivative, Notional Amount, Expired		$ 345,000
Notional amount	$ 1,131,746	$ 863,184
Cross Currency Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures
Fixed interest rate	6.485%	6.485%
Maturity date	Oct. 31, 2017	Oct. 31, 2017
Average forward rate USD foreign currency	5.722	5.722
Cross Currency Interest Rate Swap | United States of America, Dollars
Derivative Instruments and Hedging Activities Disclosures
Notional amount	$ 227,193	$ 227,193
Cross Currency Interest Rate Swap | Norway, Krone
Derivative Instruments and Hedging Activities Disclosures
Notional amount	1,300,000	1,300,000
Not Designated as Hedging Instrument [Member] | Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures
Notional amount	$ 400,000	$ 350,000